Pension Plan Assets Categorized Using Fair Value Hierarchy (Detail) - USD ($) $ in Thousands	May 31, 2016	May 31, 2015	May 31, 2014
Pension Benefits, U.S. Plans
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Pension plans with Plan Assets	$ 314,216	$ 327,427	$ 282,113
Pension Benefits, U.S. Plans | U.S. Treasury and other government
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Pension plans with Plan Assets	9,533	9,245
Pension Benefits, U.S. Plans | State and Municipal Debt Obligations
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Pension plans with Plan Assets	532	461
Pension Benefits, U.S. Plans | Foreign Covered Bonds
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Pension plans with Plan Assets	1,095	2,608
Pension Benefits, U.S. Plans | Mortgage-backed securities
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Pension plans with Plan Assets	12,289	11,536
Pension Benefits, U.S. Plans | Corporate bonds
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Pension plans with Plan Assets	21,035	17,894
Pension Benefits, U.S. Plans | Large Cap Equity Securities
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Pension plans with Plan Assets	28,686	36,554
Pension Benefits, U.S. Plans | Mid Cap Equity Securities
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Pension plans with Plan Assets	12,350	14,575
Pension Benefits, U.S. Plans | Small Cap Equity Securities
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Pension plans with Plan Assets	24,361	20,175
Pension Benefits, U.S. Plans | International Equities
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Pension plans with Plan Assets	3,538	3,756
Pension Benefits, U.S. Plans | Equity Mutual Funds
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Pension plans with Plan Assets	165,784	148,207
Pension Benefits, U.S. Plans | Debt Mutual Funds
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Pension plans with Plan Assets	27,611	54,112
Pension Benefits, U.S. Plans | Cash and Cash Equivalents
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Pension plans with Plan Assets	7,108	8,019
Pension Benefits, U.S. Plans | Limited Partner
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Pension plans with Plan Assets	294	285
Pension Benefits, Non-U.S. Plans
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Pension plans with Plan Assets	169,464	176,437	177,079
Pension Benefits, Non-U.S. Plans | Foreign Covered Bonds
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Pension plans with Plan Assets	231	195
Pension Benefits, Non-U.S. Plans | Cash and Cash Equivalents
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Pension plans with Plan Assets	44	424
Pension Benefits, Non-U.S. Plans | Pooled Equity Securities Funds
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Pension plans with Plan Assets	70,452	74,159
Pension Benefits, Non-U.S. Plans | Pooled Funds Fixed Income Securities
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Pension plans with Plan Assets	67,144	68,773
Pension Benefits, Non-U.S. Plans | Insurance Contracts
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Pension plans with Plan Assets	30,379	31,384
Pension Benefits, Non-U.S. Plans | Mutual funds
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Pension plans with Plan Assets	1,214	1,502
Quoted Prices in Active Markets for Identical Assets (Level 1) | Pension Benefits, U.S. Plans
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Pension plans with Plan Assets	76,043	83,079
Quoted Prices in Active Markets for Identical Assets (Level 1) | Pension Benefits, U.S. Plans | Large Cap Equity Securities
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Pension plans with Plan Assets	28,686	36,554
Quoted Prices in Active Markets for Identical Assets (Level 1) | Pension Benefits, U.S. Plans | Mid Cap Equity Securities
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Pension plans with Plan Assets	12,350	14,575
Quoted Prices in Active Markets for Identical Assets (Level 1) | Pension Benefits, U.S. Plans | Small Cap Equity Securities
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Pension plans with Plan Assets	24,361	20,175
Quoted Prices in Active Markets for Identical Assets (Level 1) | Pension Benefits, U.S. Plans | International Equities
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Pension plans with Plan Assets	3,538	3,756
Quoted Prices in Active Markets for Identical Assets (Level 1) | Pension Benefits, U.S. Plans | Cash and Cash Equivalents
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Pension plans with Plan Assets	7,108	8,019
Quoted Prices in Active Markets for Identical Assets (Level 1) | Pension Benefits, Non-U.S. Plans
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Pension plans with Plan Assets	44	424
Quoted Prices in Active Markets for Identical Assets (Level 1) | Pension Benefits, Non-U.S. Plans | Cash and Cash Equivalents
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Pension plans with Plan Assets	44	424
Significant Other Observable Inputs (Level 2) | Pension Benefits, U.S. Plans
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Pension plans with Plan Assets	237,879	244,063
Significant Other Observable Inputs (Level 2) | Pension Benefits, U.S. Plans | U.S. Treasury and other government
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Pension plans with Plan Assets	9,533	9,245
Significant Other Observable Inputs (Level 2) | Pension Benefits, U.S. Plans | State and Municipal Debt Obligations
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Pension plans with Plan Assets	532	461
Significant Other Observable Inputs (Level 2) | Pension Benefits, U.S. Plans | Foreign Covered Bonds
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Pension plans with Plan Assets	1,095	2,608
Significant Other Observable Inputs (Level 2) | Pension Benefits, U.S. Plans | Mortgage-backed securities
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Pension plans with Plan Assets	12,289	11,536
Significant Other Observable Inputs (Level 2) | Pension Benefits, U.S. Plans | Corporate bonds
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Pension plans with Plan Assets	21,035	17,894
Significant Other Observable Inputs (Level 2) | Pension Benefits, U.S. Plans | Equity Mutual Funds
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Pension plans with Plan Assets	165,784	148,207
Significant Other Observable Inputs (Level 2) | Pension Benefits, U.S. Plans | Debt Mutual Funds
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Pension plans with Plan Assets	27,611	54,112
Significant Other Observable Inputs (Level 2) | Pension Benefits, Non-U.S. Plans
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Pension plans with Plan Assets	139,041	144,629
Significant Other Observable Inputs (Level 2) | Pension Benefits, Non-U.S. Plans | Foreign Covered Bonds
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Pension plans with Plan Assets	231	195
Significant Other Observable Inputs (Level 2) | Pension Benefits, Non-U.S. Plans | Pooled Equity Securities Funds
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Pension plans with Plan Assets	70,452	74,159
Significant Other Observable Inputs (Level 2) | Pension Benefits, Non-U.S. Plans | Pooled Funds Fixed Income Securities
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Pension plans with Plan Assets	67,144	68,773
Significant Other Observable Inputs (Level 2) | Pension Benefits, Non-U.S. Plans | Mutual funds
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Pension plans with Plan Assets	1,214	1,502
Significant Unobservable Inputs (Level 3)
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Pension plans with Plan Assets	30,673	31,669	$ 29,568
Significant Unobservable Inputs (Level 3) | Pension Benefits, U.S. Plans
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Pension plans with Plan Assets	294	285
Significant Unobservable Inputs (Level 3) | Pension Benefits, U.S. Plans | Limited Partner
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Pension plans with Plan Assets	294	285
Significant Unobservable Inputs (Level 3) | Pension Benefits, Non-U.S. Plans
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Pension plans with Plan Assets	30,379	31,384
Significant Unobservable Inputs (Level 3) | Pension Benefits, Non-U.S. Plans | Insurance Contracts
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Pension plans with Plan Assets	$ 30,379	$ 31,384